Provisions for tax, labor and civil risks (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provisions for tax, labor and civil risks
Total provisions		R$ 42,207	R$ 39,750	R$ 36,076
Total judicial deposits		(40,486)	(37,781)	R$ (34,707)
Provisions for labor, tax and civil risks		1,721	1,969
Service tax (ISSQN) | Zenvia Brazil
Provisions for tax, labor and civil risks
Total provisions	[1]	39,855	37,525
Labor provisions
Provisions for tax, labor and civil risks
Total provisions		2,352	2,225
Labor appeals judicial deposits
Provisions for tax, labor and civil risks
Total judicial deposits		(591)	(220)
Labor appeals judicial deposits | Zenvia Brazil
Provisions for tax, labor and civil risks
Total judicial deposits	[1]	R$ (39,895)	R$ (37,561)

[1]	The amount of the liability related to the provision and judicial deposits for tax risk refers to the lawsuit filed by the City of Porto Alegre about the service tax (ISSQN) against Zenvia Brazil itself.